Leases (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Leases [Line Items]
Right-of-use assets	$ 53,193		$ 94,573
Total operating lease expenses	$ 44,104	$ 51,352
Minimum [Member]
Leases [Line Items]
Lease payments percentage	5.25%		5.25%
Maximum [Member]
Leases [Line Items]
Lease payments percentage	6.13%		6.13%